Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 23,826,282
Ending balance	14,785,875	$ 23,826,282
Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,127,240	27,365,939
Additions	1,394,553	2,865,315
Exchange differences	(4,972,308)	(104,014)
Additions from acquisition (note 33(C))	14,511,897
Disposals	(3,296,292)
Ending balance	37,765,090	30,127,240
Accumulated depreciation and impairment loss
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,300,958	3,270,439
Exchange differences	(1,458,129)	(28,008)
Additions from acquisition (note 33(C))	685,508
Charge for the year	1,556,091	3,058,527
Written back on disposal	(3,214,793)
Impairment loss (note 8(c))	19,109,580
Ending balance	22,979,215	6,300,958
Website and mobile apps
Disclosure of detailed information about intangible assets [line items]
Beginning balance	241,561
Ending balance	60,632	241,561
Website and mobile apps | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,351,053	1,135,941
Additions	42,968	221,594
Exchange differences	(16,656)	(6,482)
Additions from acquisition (note 33(C))	0
Disposals	(165,048)
Ending balance	1,212,317	1,351,053
Website and mobile apps | Accumulated depreciation and impairment loss
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,109,492	1,044,221
Exchange differences	(496)	(94)
Charge for the year	126,238	65,365
Written back on disposal	(83,549)
Ending balance	1,151,685	1,109,492
Trademark and technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,421,342
Ending balance	12,945,558	21,421,342
Trademark and technology | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,119,306	26,092,571
Additions	19,141	124,267
Exchange differences	(4,950,867)	(97,532)
Additions from acquisition (note 33(C))	12,900,000
Disposals	0
Ending balance	34,087,580	26,119,306
Trademark and technology | Accumulated depreciation and impairment loss
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,697,964	2,222,401
Exchange differences	(1,460,221)	(27,914)
Charge for the year	757,212	2,503,477
Impairment loss (note 8(c))	17,147,067
Ending balance	21,142,022	4,697,964
Products development cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,163,379
Ending balance		2,163,379
Products development cost | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,656,881	137,427
Additions	484,966	2,519,454
Exchange differences	(10,603)
Additions from acquisition (note 33(C))	0
Disposals	(3,131,244)
Ending balance		2,656,881
Products development cost | Accumulated depreciation and impairment loss
Disclosure of detailed information about intangible assets [line items]
Beginning balance	493,502	3,817
Exchange differences	2,588	0
Charge for the year	672,641	489,685
Written back on disposal	(3,131,244)
Impairment loss (note 8(c))	1,962,513
Ending balance		$ 493,502
Customer relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	800,000
Customer relationship [Member] | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Additions from acquisition (note 33(C))	800,000
Ending balance	800,000
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	979,685
Computer software [member] | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Additions	847,478
Exchange differences	5,818
Additions from acquisition (note 33(C))	811,897
Ending balance	1,665,193
Computer software [member] | Accumulated depreciation and impairment loss
Disclosure of detailed information about intangible assets [line items]
Additions from acquisition (note 33(C))	685,508
Ending balance	$ 685,508